Employee Benefit Plans (Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets, Funded Status Of The Plan, And Amount Recognized In The Financial Statements) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in the balance sheet, Noncurrent liabilities	$ (12,541,251)	$ (11,326,909)
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	18,993,062	15,339,762
Benefit obligation at beginning of year	19,167,918	17,539,688
Service cost	521,701	479,236	448,858
Interest cost	953,197	908,873	853,643
Actuarial loss	3,445,737	727,167
Benefit payments, net of retiree contributions	(518,102)	(487,046)
Benefit obligation at end of year	23,570,451	19,167,918	17,539,688
Fair value of plan assets at beginning of year	12,992,723	12,682,758
Actual return on plan assets, net of taxes	2,488,760	(202,989)
Employer contributions	1,100,000	1,000,000
Fair value of plan assets at end of year	16,063,381	12,992,723	12,682,758
Funded status	(7,507,070)	(6,175,195)
Amounts recognized in the balance sheet, Noncurrent liabilities	(7,507,070)	(6,175,195)
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	1,568,916	1,354,418
Total amounts included in other comprehensive loss, net of tax	1,568,916	1,354,418
Amounts deferred to a regulatory asset, Net actuarial loss	5,719,060	4,624,284
Amounts recognized as regulatory assets	5,719,060	4,624,284
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	13,707,308	12,185,319
Benefit obligation at beginning of year	12,185,319	11,832,322
Service cost	195,777	194,842	159,784
Interest cost	592,359	579,976	513,437
Actuarial loss	1,128,635	32,342
Benefit payments, net of retiree contributions	(394,781)	(454,163)
Benefit obligation at end of year	13,707,309	12,185,319	11,832,322
Fair value of plan assets at beginning of year	7,033,605	6,838,726
Actual return on plan assets, net of taxes	1,184,304	(200,958)
Employer contributions	850,000	850,000
Fair value of plan assets at end of year	8,673,128	7,033,605	6,838,726
Funded status	(5,034,181)	(5,151,714)
Amounts recognized in the balance sheet, Noncurrent liabilities	(5,034,181)	(5,151,714)
Amounts recognized in accumulated other comprehensive loss, Transition obligation, net of tax	22,303	51,500
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	549,335	572,546
Total amounts included in other comprehensive loss, net of tax	571,638	624,046
Amounts deferred to a regulatory asset, Transition obligation	105,699	247,498
Amounts deferred to a regulatory asset, Net actuarial loss	3,315,566	3,205,828
Amounts recognized as regulatory assets	$ 3,421,265	$ 3,453,326